Related party relationship and transactions (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Subsidiaries and Associates
List of subsidiaries and associates as at March 31, 2020, are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro, LLC			USA
	Wipro Gallagher Solutions, LLC		USA
		Opus Capital Markets Consultants, LLC	USA
		Wipro Prom ax Analytics Solutions Americas, LLC	USA
	Wipro Insurance Solutions, LLC		USA
	Wipro IT Services, LLC		USA
		HealthPlan Services, Inc. **	USA
		Appirio, Inc. **	USA
		Cooper Software, Inc.	USA
		Infocrossing, LLC	USA
		Wipro US Foundation	USA
		International TechneGroup Incorporated **	USA
		Rational Interaction, Inc. **	USA
Wipro Overseas IT Services Pvt. Ltd			India
Wipro Japan KK			Japan
Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India
Wipro Holdings (UK) Limited			U.K.
	Designit A/S		Denmark
		Designit Denmark A/S	Denmark
		Designit Germany GmbH	Germany
		Designit Oslo A/S	Norway
		Designit Sweden AB	Sweden
		Designit T.L.V Ltd.	Israel
		Designit Tokyo Ltd.	Japan
		Designit Spain Digital, S.L. **	Spain
	Wipro Europe Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro Financial Services UK Limited		U.K.
	Wipro IT Services S.R.L.		Romania
Wipro IT Services SE (formerly Wipro Cyprus SE)			U.K.
	Wipro Doha LLC #		Qatar
	Wipro Technologies SA DE CV		Mexico
	Wipro Philippines, Inc.		Philippines
	Wipro Holdings Hungary Korlátolt Felelosségu Társaság		Hungary
		Wipro Holdings Investment Korlátolt Felelosségu Társaság	Hungary
	Wipro Information Technology Egypt SAE		Egypt
	Wipro Arabia Co. Limited *		Saudi Arabia
		Women’s Business Park Technologies Limited *	Saudi Arabia
	Wipro Poland SP Z.O.O		Poland
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro Technologies Australia Pty Ltd		Australia
	Wipro Corporate Technologies Ghana Limited		Ghana
	Wipro Technologies South Africa (Proprietary) Limited		South Africa
		Wipro Technologies Nigeria Limited	Nigeria
	Wipro IT Service Ukraine, LLC		Ukraine
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro Portugal S.A. **	Portugal
		Wipro Technologies Limited	Russia
		Wipro Technology Chile SPA	Chile
		Wipro Solutions Canada Limited	Canada
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Technologies VZ, C.A.	Venezuela
		Wipro Technologies Peru S.A.C.	Peru
		Wipro do Brasil Servicos de Tecnologia S.A.	Brazil
		Wipro do Brasil Technologia Ltda **	Brazil
	Wipro Technologies SA		Argentina
	Wipro Technologies S.R.L.		Romania
	PT. WT Indonesia		Indonesia
	Wipro (Thailand) Co. Limited		Thailand
	Wipro Bahrain Limited Co. S.P.C.		Bahrain
	Wipro Gulf LLC		Sultanate of Oman
	Rainbow Software LLC		Iraq

Wipro Networks Pte Limited		Singapore
	Wipro (Dalian) Limited	China
	Wipro Technologies SDN BHD	Malaysia
Wipro Chengdu Limited		China
Wipro IT Services Bangladesh Limited		Bangladesh
Wipro HR Services India Private Limited		India

*
All the above direct subsidiaries are 100% held by the Company except that the Company holds 66.67% of the equity securities of Wipro Arabia Co. Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Co. Limited.

#	51% of equity securities of Wipro Doha LLC are held by a local shareholder. However, the beneficial interest in these holdings is with the Company.

The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD incorporated in South Africa and Wipro Foundation in India

**
Step Subsidiary details of Wipro Portugal S.A, Wipro do Brasil Technologia Ltda, Designit Spain Digital, S.L, HealthPlan Services, Inc, Appirio, Inc, International TechneGroup Incorporated and Rational Interaction, Inc. are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
		Cellent GmbH	Germany
		Cellent GmbH	Austria
Wipro do Brasil Technologia Ltda			Brazil
	Wipro Do Brasil Sistemetas De Informatica Ltd		Brazil
Designit Spain Digital, S.L.			Spain
	Designit Colombia S A S		Colombia
	Designit Peru SAC		Peru
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.
	ITI Proficiency Ltd		Israel
	International TechneGroup S.R.L.		Italy
		Mech Works S.R.L.	Italy
Appirio, Inc.			USA
	Appirio, K.K		Japan
	Topcoder, LLC.		USA
	Appirio Ltd		Ireland
		Appirio Ltd (UK)	U.K.
Rational Interaction, Inc.			USA
	Rational Consulting Australia Pty Ltd		Australia
	Rational Interaction Limited		Ireland
As at March 31, 2020 the Company held 43.7% interest in Drivestream Inc, 33% interest in Denim Group Limited and 33.3% in Denim Group Management, LLC, accounted for using the equity method.
The list of controlled trusts are:

Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Director
Azim Premji Foundation for Development	Entity controlled by Director
Hasham Traders	Entity controlled by Director
Prazim Traders	Entity controlled by Director
Zash Traders	Entity controlled by Director
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Director
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Director
Azim Premji Trust	Entity controlled by Director
Wipro Enterprises (P) Limited	Entity controlled by Director
Wipro GE Healthcare Private Limited	Entity controlled by Director

Key management personnel

Rishad A Premji	Chairman (i)
Abidali Z Neemuchwala	Chief Executive Officer and Managing Director (ii)
Azim H Premji	Non-Executive Non-Independent Director (iii)
N Vaghul	Non-Executive Director (iv)
Dr. Ashok S. Ganguly	Non-Executive Director (iv)
William Arthur Owens	Non-Executive Director
M.K. Sharma	Non-Executive Director
Ireena Vittal	Non-Executive Director
Dr. Patrick J. Ennis	Non-Executive Director
Patrick Dupuis	Non-Executive Director
Arundhati Bhattacharya	Non-Executive Director (v)
Jatin Pravinchandra Dalal	Chief Financial Officer

(i)	Effective July 31, 2019, Mr. Rishad A Premji was appointed as Whole-Time director (designated as Chairman by the Board of Directors of the Company).
(ii)
Effective July 31, 2019, Mr. Abidali Z Neemuchwala was designated and appointed as Managing Director in addition to his existing position as Chief Executive Officer. On January 31, 2020, the Company announced that Mr. Abidali Z Neemuchwala has decided to step down from the position of Chief Executive Officer and Managing Director due to family commitments and he will continue to hold the office of Chief Executive Officer and Managing Director until a successor is appointed, for a smooth transition and to ensure that business continues as usual. The Board of Directors has, at their meeting held on May 29, 2020, noted the resignation of Mr. Abidali Z. Neemuchwala as the Chief Executive Officer and Managing Director with effect from the end of the day on June 1, 2020.

(iii)	On July 30, 2019, Mr. Azim H Premji retired as Executive Chairman and Managing Director and was appointed as Non-Executive Non-Independent Director with effect from July 31, 2019.
(iv)	Mr. N Vaghul and Dr. Ashok S. Ganguly retired as Non-Executive Director with effect from July 31, 2019.
(v)
Ms. Arundhati Bhattacharya was appointed as Non-Executive Director with effect from January 1, 2019. The Board of Directors has, at their meeting held on May 29, 2020, noted the resignation of Ms. Arundhati Bhattacharya as an Independent Director with effect from close of business hours on June 30, 2020.

Relatives of key management personnel:

•	Yasmeen A Premji

•	Tariq A Premji

Summary of Related Party Transactions
The Company has the following related party transactions:

	Entities controlled by Directors			Key Management Personnel
Transaction / balances	2018	2019	2020	2018	2019	2020
Sales of goods and services	136	102	43	—	—	—
Assets purchased	290	240	741	—	—	—
Dividend	3,171	3,171	3,987	191	191	243
Buyback of shares	63,745	—	69,392	^	—	4,076
Rental income	42	43	45	—	—	—
Rent Paid	7	8	2	6	5	9
Others	31	63	119	—	—	—

Key management personnel *
Remuneration and short-term benefits	—	—	—	248	341	354
Other benefits	—	—	—	130	173	178

Balance as at the year end
Receivables	39	132	94	—	—	—
Payables	57	8	23	55	155	166

^	Value is less than ₹ 1
*
Post-employment benefits comprising compensated absences is not disclosed as these are determined for the Company as a whole. Benefits includes the prorated value of RSU granted to the personnel, which vest over a period of time. Other benefits include share-based compensation
₹
124,
₹
166, and
₹
170, as at March 31, 2018, 2019 and 2020, respectively.